February 18, 2020

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), of the M3Sixty Funds Trust (the “Trust”) (File Nos. 333-206491 and 811-23089)

Ladies and Gentlemen:

On behalf of M3Sixty Funds Trust (the “Trust”) and its series, the Cognios Large Cap Value Fund and Cognios Market Neutral Large Cap Fund (each, a “Fund”, and together, the “Funds”), accompanying this letter for filing under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Rule 485(a)(1) thereunder, is a copy of Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A (“Post-Effective Amendement No. 19”). Post-Effective Amendment No. 19 is being filed for the purpose of changing the name of the Funds’ investment adviser and removing informationg regarding the Cognios Large Cap Growth Fund, in addition to other non-material changes.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours

/s/ John H. Lively
John H. Lively